SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($)		1 Months Ended	6 Months Ended
		Feb. 20, 2025	Jun. 30, 2025	Jun. 30, 2024	Apr. 03, 2025	Jan. 02, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued			2,013,141				1,471,412
Number of ordinary shares called by warrants			7,167,398
Maximum offering amount						$ 4,000
Number of share issued			362,960
Common Stock, Shares Authorized			10,000,000				2,500,000
Common Stock, No Par Value			$ 0				$ 0
Exercise of warrants outstanding			3,166,799
Proceeds from Issuance of Warrants			$ 1,340,000
Net proceeds of warrants			1,250
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			389,000	$ 146,000
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 7,000	$ 52,000
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee option for ordinary shares		400,000
Director [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized		7,500,000			10,000,000
Common Stock, No Par Value		$ 0
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			220,320				22,552
Options granted			197,768
Shares options granted			92,167
Unrecognized compensation cost			$ 261,000
Recognized as weighted-average period			3 years
Warrants Issued to purchase aggregate ordinary shares		131,568
Weighted average exercise price of options granted			$ 1.36
Cancelled			0
Risk free rate			4.50%	4.68%
Volatility	[1]			97.24%
Valuation of the option		$ 443,000
2019 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options assumptions average expected term			5 years	5 years
Volatility	[1]		117.00%
2019 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options assumptions average expected term			5 years 9 months 21 days	6 years 4 months 28 days
Volatility			120.00%
December 2023 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price			$ 85.4
Number of ordinary shares called by warrants			32,753

[1]	The assumptions presented above are the original assumptions used to determine the options fair value at the date of the grants. The assumptions used to determine the incremental value of the options at the modification date are as presented at the Company's options valuation.